CAPITAL MANAGEMENT (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CAPITAL MANAGEMENT
Components of equity consisting of common shares, stock options and warrants, and deficit	$ 122,654,601	$ 72,901,845	$ 8,962,187